Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	American Funds Emerging Markets Bond Fund
Central Index Key	0001660935
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
American Funds Emerging Markets Bond Fund ® | Class 529-A
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund ® | Class F-2
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund ® | Class R-1
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund ® | Class R-2
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund ® | Class R-2E
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund ® | Class R-3
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund ® | Class R-4
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund ® | Class R-5
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund ® | Class R-5E
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund ® | Class R-6
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund ® | Class 529-C
Prospectus:
Trading Symbol	CBNCX
American Funds Emerging Markets Bond Fund ® | Class 529-E
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CBNFX
American Funds Emerging Markets Bond Fund ® | Class A
Prospectus:
Trading Symbol	EBNAX
American Funds Emerging Markets Bond Fund ® | Class C
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund ® | Class F-1
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund ® | Class F-3
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund ® | Class 529-T
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund ® | Class T
Prospectus:
Trading Symbol	TEBMX